Submission	Feb. 18, 2025
Submission [Line Items]
Central Index Key	0001178879
Registrant Name	AMICUS THERAPEUTICS, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES